united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund (ROTAX, ROTCX, ROTIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	CONSUMER STAPLES - 14.2%
26,100	Consumer Staples Select Sector SPDR ETF	$1,325,358

	EMERGING MARKETS - 14.7%
35,884	Vanguard FTSE Emerging Markets ETF	1,367,180

	GOVERNMENT - 54.8%
48,900	iShares 1-3 Year Treasury Bond ETF	4,089,018
8,407	iShares 20+ Year Treasury Bond ETF	1,021,535
		5,110,553
	PHILIPPINES - 15.4%
45,186	iShares MSCI Philippines ETF	1,440,530

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,369,387)	9,243,621

	TOTAL INVESTMENTS - 99.1% (Cost $9,369,387)	$9,243,621
	OTHER ASSETS LESS LIABILITIES - 0.9%	83,901
	NET ASSETS - 100%	$9,327,522

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,243,621	$—	$—	$9,243,621
Total	$9,243,621	$—	$—	$9,243,621

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers The Fund did not hold any Level 3 securities during the period.

*	Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$9,369,387	$98,683	$(224,449)	$(125,766)

AlphaCentric Bond Rotation Fund (BDRAX, BDRCX, BDRIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 99.0%
	CORPORATE - 16.2%
16,740	First Trust Senior Loan ETF	$762,005

	GOVERNMENT - 82.8%
18,526	iShares 1-3 Year Treasury Bond ETF	1,549,144
22,410	iShares 7-10 Year Treasury Bond ETF	2,335,122
		3,884,266

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,633,218)	4,646,271

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
62,126	Goldman Sachs Financial Square Funds -	62,126
	Government Fund - Institutional Class to yield 2.08% * (Cost $62,126)

	TOTAL INVESTMENTS - 100.3% (Cost $4,695,344)	$4,708,397
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(15,411)
	NET ASSETS - 100%	$4,692,986

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,646,271	$—	$—	$4,646,271
Short-Term Investment	62,126	—	—	62,126
Total	$4,708,397	$—	$—	$4,708,397

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers The Fund did not hold any Level 3 securities during the period.

*	Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$4,714,285	$52,124	$(58,012)	$(5,888)

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.4%
4,905,522	Amur Finance VI LLC, 144A +	8.000	12/20/2024	$4,218,749
4,622,570	AXIS Equipment Finance Receivables IV LLC, 144A	8.830	3/20/2024	4,621,876
	TOTAL ASSET BACKED SECURITIES (Cost $9,516,597)			8,840,625

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7%
18,635,737	Aames Mortgage Investment Trust 2006-1, 1M Libor + 0.48%	2.986	4/25/2036	16,665,953
897,717	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	5.206	7/25/2033	860,030
2,829,152	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	3.556	3/25/2035	1,735,203
4,092,330	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	3.391	6/25/2035	2,933,009
4,981,480	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	3.506	5/25/2037	2,487,181
4,035,147	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	3,102,764
5,149,115	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	3,831,999
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	4.531	6/25/2034	504,566
5,097,111	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	4.456	12/25/2034	2,677,076
1,978,401	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	3.826	1/25/2035	1,647,930
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	6.631	11/25/2033	609,038
16,980,903	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 0.69%	3.196	11/25/2035	13,034,784
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	5.506	8/25/2040	1,479,090
3,588,597	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	2.796	8/25/2036	1,939,533
24,346,500	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	2.786	4/25/2036	16,594,428
6,635,864	Adjustable Rate Mortgage Trust 2005-2	3.856	6/25/2035	4,194,052
4,351	Adjustable Rate Mortgage Trust 2005-3	2.826	7/25/2035	4,336
545,438	Adjustable Rate Mortgage Trust 2005-3, 1M Libor + 0.32%, (A)	3.992	7/25/2035	543,636
3,061,992	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	5.506	6/25/2034	2,164,102
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	7.756	10/25/2034	720,232
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	3.006	10/25/2035	14,535,537
7,218,580	AFC Trust Series 1999-4, 1M Libor + 0.88%, 144A	3.386	12/26/2029	5,754,307
6,939	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.86%	3.170	6/25/2045	5,777
17,084,341	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	2.886	3/25/2046	12,122,907
1,161,152	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	5.281	10/25/2034	697,375
4,137,474	Alternative Loan Trust 2005-61, 1M Libor + 0.38%	2.886	12/25/2035	3,663,879
2,200,785	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	2.746	2/25/2047	978,236
5,452,246	Ameriquest Mortgage Securities Inc Asset-Backed	4.006	3/25/2035	2,064,169
3,336,609	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 03 8, 1M Libor + 4.88%	7.190	10/25/2033	2,913,211
2,672,532	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, (B)	5.407	2/25/2033	2,235,461
1,963,156	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, 1M Libor + 5.55%	5.407	2/25/2033	1,640,608
1,207,103	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-1A1, 1M Libor + 2.25%	4.565	9/25/2034	910,936
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	7.006	5/25/2034	1,846,391
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	5.206	5/25/2034	1,817,407
3,630,097	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R7, 1M Libor + 3.23%	4.466	8/25/2034	3,669,932
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	4.426	9/25/2034	1,506,416
1,405,587	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	4.306	9/25/2034	1,122,235
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	4.606	10/25/2034	1,615,396
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.415	11/25/2034	2,169,689
4,058,323	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.83%	4.336	7/25/2035	1,074,826
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.05%	3.556	7/25/2035	4,569,794
12,233,998	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R6, 1M Libor + 1.15%	3.656	8/25/2035	4,399,126
10,196,437	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.73%	3.236	9/25/2035	2,139,673
4,320,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.65%	3.156	9/25/2035	3,889,476
7,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R8, 1M Libor + 1.04%	3.541	10/25/2035	5,398,005
1,329,747	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 1.45%	3.956	1/25/2036	118,771
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 0.69%	3.196	1/25/2036	19,469,335
14,370,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R11, 1M Libor + 0.68%	3.186	1/25/2036	12,463,567
1,700,379	Ameriquest Mortgage Securities Inc Series 2003-6, 1M Libor + 6.00%	5.362	5/25/2033	904,868
9,212,980	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	3.066	3/25/2036	3,687,062
158,605	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1M Libor + 0.50%	3.001	6/25/2028	155,071
293,673	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	4.356	11/25/2029	279,068
535,082	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 5.25%	4.392	3/25/2034	425,024
1,190,837	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 144A, 1M Libor + 4.88%	4.392	3/25/2034	648,198
24,000,000	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W3, 1M Libor + 0.46%	2.966	11/25/2035	19,915,416
21,852,840	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	2.966	1/25/2036	15,209,526
36,588,438	Argent Securities, Inc. adj%	3.036	10/25/2035	24,051,432
3,121,114	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	2.916	3/25/2036	969,366
28,401,709	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	2.736	11/25/2036	22,648,715
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	3.146	11/25/2035	15,223,630

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
22,770,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.786	7/25/2036	$18,290,645
4,915,887	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	3.556	6/25/2035	716,150
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	4.396	1/25/2035	2,815,204
5,050,804	Asset-Backed Pass-Through Certificates Series 2005-R2, 1M Libor + 1.17%	3.676	4/25/2035	3,685,079
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	4.306	7/25/2035	5,756,434
2,282,114	Banc of America Funding 2004-B Trust, (A)	4.398	12/20/2034	1,950,834
3,684,808	Banc of America Mortgage 2004-K Trust, (A)	4.488	12/25/2034	2,228,557
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 1.65%	4.156	2/28/2041	5,359,352
2,706,623	Bear Stearns ALT-A Trust 2004-1, (A)	4.151	2/25/2034	1,750,345
34,301	Bear Stearns ARM Trust 2003-8, (A)	4.291	1/25/2034	32,419
760,185	Bear Stearns ARM Trust 2004-7, (A)	4.750	10/25/2034	732,576
3,850,486	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	5.056	12/25/2034	2,198,558
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	2.945	9/25/2034	2,736,163
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	4.640	1/25/2035	2,555,143
19,809,817	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	2.796	11/25/2036	17,140,555
18,016,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.51%	3.016	12/25/2035	12,638,939
3,500,000	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	3.026	10/25/2035	2,062,656
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	2.806	7/25/2036	16,304,790
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	2.926	1/25/2036	18,866,272
5,231,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1M Libor + 0.27%	2.776	6/25/2036	3,779,879
9,412,088	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	2.806	10/25/2036	1,283,016
4,170,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	2.876	2/25/2036	2,708,313
8,869,544	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	2.796	5/25/2036	4,844,485
9,558,893	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	2.766	12/25/2036	730,027
1,232,413	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	3.656	9/25/2032	912,849
1,081,064	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	4.831	3/25/2034	95,195
2,735,473	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	4.606	6/25/2034	585,892
638,190	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	3.536	9/25/2034	575,196
9,622,646	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	3.706	10/25/2035	7,674,479
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	2.876	6/25/2036	12,775,967
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	2.946	5/25/2037	2,451,994
111,474,614	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	4.256	10/25/2037	38,745,644
19,710,246	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	4.256	10/25/2037	5,766,769
8,000,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	4.256	10/25/2037	6,643,530
4,946,548	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	2.796	9/25/2036	1,273,710
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	2.886	8/25/2036	1,942,442
7,218,136	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	2.796	8/25/2036	5,114,731
5,173,948	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	3.121	12/25/2035	2,673,535
269,507	Citigroup Mortgage Loan Trust 2007-10, (A)	4.550	9/25/2037	220,688
3,123,192	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	2.776	12/25/2036	1,569,962
6,342,047	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0.30%	2.806	5/25/2037	3,560,648
9,507,718	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	3.156	3/25/2037	6,533,209
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	2.786	6/25/2037	4,683,525
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	3.626	7/25/2035	1,871,526
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	5.006	7/25/2037	1,057,263
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	7.006	12/25/2033	2,034,204
3,650,000	Connecticut Avenue Securities Trust 2018-R07, 1M Libor + 4.35%, 144A	6.856	4/25/2031	3,543,066
4,101,915	Conseco Finance Corp., (A)	7.240	11/15/2028	3,379,590
5,220,219	Conseco Finance Corp., (A)	6.980	9/1/2030	4,508,534
221,166	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 5.63%	8.131	10/25/2032	211,634
505,314	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 1.45%	3.956	3/25/2033	492,367
672,571	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 4.50%	7.006	11/25/2033	721,323
4,380,843	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	3.656	12/25/2035	1,847,160
6,750,354	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	3.506	1/25/2036	1,246,526
7,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.84%	3.346	1/25/2036	2,736,712
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	3.045	4/25/2036	1,456,153
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	2.996	4/25/2036	9,682,081
4,139,548	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	2.896	7/25/2036	1,820,083
6,762,165	Countrywide Asset-Backed Certificates, 1M Libor + 0.31%	2.816	1/25/2037	2,829,886
4,153,722	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	2.846	6/25/2037	1,467,583
15,818,337	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.756	6/25/2037	6,690,261
31,806,796	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	2.776	11/25/2037	10,939,661
14,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	2.941	1/25/2045	11,333,258
15,834,910	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	2.736	5/25/2047	2,675,950
6,800,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.30%	2.806	6/25/2047	5,138,119

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
26,400,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.30%	2.806	6/25/2047	$19,885,441
13,845,742	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	2.766	6/25/2047	7,974,669
29,677,759	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.756	6/25/2047	12,844,711
9,916,000	Countrywide Asset-Backed Certificates, 1M Libor + 1.50%	4.006	10/25/2047	6,306,749
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	6.356	4/25/2034	468,635
676,403	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 2.85%, 144A	4.334	10/25/2034	596,661
4,204,883	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	3.706	7/25/2035	1,005,210
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	3.196	7/25/2035	1,731,153
5,930,876	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.45%	2.990	7/25/2035	3,148,126
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	6.000	9/25/2035	3,707,378
1,990,292	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.44%	2.755	12/25/2035	502,379
9,078,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	6.231	12/25/2036	9,580,953
3,778,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	7.250	3/25/2046	1,125,854
1,890,890	Credit-Based Asset Servicing & Securitization LLC	7.006	3/25/2033	711,338
1,612,194	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	4.479	10/25/2033	1,145,189
5,241,050	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	4.415	10/25/2034	1,652,977
2,567,730	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	3.226	2/25/2036	466,696
18,435,907	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	3.286	4/25/2036	11,556,119
7,330,960	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	3.266	5/25/2036	2,289,701
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.476	8/25/2047	13,816,701
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	3.476	8/25/2047	2,938,856
1,675,669	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,232,267
2,568,502	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,759,226
1,227,243	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	957,398
1,262,906	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	2.805	4/15/2036	985,277
3,501,739	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	3.595	9/19/2044	2,304,721
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	4.606	5/25/2037	9,058,031
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 3.38%, 144A	5.881	1/25/2041	3,102,748
11,345,880	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	3.481	11/25/2035	7,735,623
3,599,310	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	4.261	10/25/2035	1,983,181
6,505,258	Encore Credit Receivables Trust 2005-4, 1M Libor + 0.70%	3.206	1/25/2036	3,968,259
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.10%	7.606	10/25/2034	1,631,693
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	4.306	4/25/2035	1,512,953
2,303,333	Equity One Mortgage Pass-Through Trust 2003-4, (B)	6.900	10/25/2034	1,110,151
815,763	Equity One Mortgage Pass-Through Trust 2004-1, (B)	5.760	4/25/2034	785,826
21,000,000	Fannie Mae - CAS	4.656	10/25/2030	20,558,581
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	5.306	2/25/2030	8,236,686
2,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.45%	6.956	5/25/2030	2,020,020
8,414,648	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.906	5/25/2030	8,760,142
22,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.25%	4.756	7/25/2030	21,526,861
11,400,894	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.20%	4.706	8/25/2030	11,113,760
4,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.75%	6.256	10/25/2030	3,797,989
13,400,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.75%	6.256	3/25/2031	12,428,631
19,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.10%	4.606	3/25/2031	18,328,681
4,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.00%	4.506	3/25/2031	3,850,747
2,440,801	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	3.436	11/25/2035	1,974,591
2,500,000	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	3.556	3/25/2035	1,844,930
1,468,274	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	4.156	11/25/2034	1,131,467
490,302	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	5.131	3/25/2033	492,426
2,456,774	First Franklin Mortgage Loan Trust 2003-FFH4, 1M Libor + 2.48%	4.981	10/25/2033	1,618,189
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	4.381	3/25/2034	1,404,314
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	4.756	6/25/2034	767,404
2,448,241	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	1,624,494
986,256	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor + 2.70%	5.206	1/25/2035	546,586
3,431,180	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	3.706	5/25/2035	1,667,191
19,919,090	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	3.046	10/25/2035	19,585,322
6,504,024	First Franklin Mortgage Loan Trust 2005-FFH2, 1M Libor + 1.05%, 144A	3.556	4/25/2035	5,384,104
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	2.966	1/25/2036	10,043,818
12,000,000	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	2.855	3/25/2036	8,584,886
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	2.776	4/25/2036	3,086,476
5,753,804	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	2.756	5/25/2036	2,387,715
7,796,964	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	2.756	6/25/2036	1,781,017
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	2.816	11/25/2036	3,001,802
473,723	First Franklin Mortgage Loan Trust Series 2004-FFC, 1M Libor + 3.75%, 144A	6.256	6/25/2035	474,782
4,500,000	Freddie Mac Stacr Trust 2018-HQA2, 1M Libor + 4.25%, 144A	6.756	10/25/2048	4,396,368

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
6,000,000	Freddie Mac Stacr Trust 2018-HQA2, 1M Libor + 11.00%, 144A	13.506	10/25/2048	$6,165,335
16,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.50%	5.006	3/25/2030	15,807,098
6,750,000	FREMF 2018-K78 Mortgage Trust, 144A, (A)	4.128	6/25/2051	6,275,090
10,000,000	FREMF 2018-K80 Mortgage Trust, 144A, (A)	4.229	8/25/2050	9,366,578
13,465,000	FREMF 2018-K82 Mortgage Trust, 144A, (A)	4.129	9/25/2028	12,557,547
6,000,000	FREMF 2018-K733 Mortgage Trust, 144A,(A)	3.853	2/25/2051	5,646,098
6,000,000	FREMF 2018-K1505 Mortgage Trust, 144A,(A)	4.164	4/25/2033	5,174,062
10,000,000	FREMF 2018-KF48 Mortgage Trust, 144A, 1M Libor + 2.05%	4.397	6/25/2028	10,005,634
10,000,000	FREMF 2018-KF50 Mortgage Trust, 144A, 1M Libor + 1.90%	4.406	7/25/2028	9,991,077
5,750,000	FREMF 2018-KF52 Mortgage Trust, 1M Libor + 1.95%	4.297	9/25/2028	5,752,306
25,654,000	FREMF 2018-KF103 Mortgage Trust, 144A, 1M Libor + 2.25%	4.597	2/25/2023	25,727,944
8,325,000	FREMF 2018-KW06 Mortgage Trust, 144A, (A)	4.223	6/25/2028	7,686,672
1,000,000	FREMF 2018-KW07 Mortgage Trust, 144A, (A)	4.081	10/25/2031	931,475
1,245,179	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	3.451	11/25/2034	1,115,733
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	4.006	3/25/2035	1,127,807
1,732,854	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	3.931	3/25/2035	1,278,573
401,991	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	3.421	3/25/2035	292,586
5,456,715	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	3.556	1/25/2035	622,721
4,653,086	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	3.496	7/25/2035	1,111,085
7,207,768	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%	4.306	6/25/2035	862,318
13,340,000	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	3.481	6/25/2035	8,524,524
9,018,057	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	3.196	10/25/2035	7,307,286
2,392,550	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	3.096	7/25/2035	1,854,799
2,558,296	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	4.231	9/25/2034	2,255,607
3,177,054	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	3.931	12/25/2034	2,492,935
1,659,007	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	5.056	2/25/2035	1,149,265
10,241,000	GSAA Trust, 1M Libor + 0.77%	3.276	6/25/2035	6,708,132
4,606,935	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	2.946	12/25/2035	2,699,769
14,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	3.451	7/25/2045	10,841,480
5,610,813	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	3.206	11/25/2035	1,758,002
32,669,902	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.786	5/25/2046	23,132,525
7,117,134	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	2.806	8/25/2036	4,156,842
5,896,999	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	2.756	1/25/2037	2,762,923
2,219,074	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	2.976	5/25/2046	1,031,759
8,723,669	GSAMP Trust 2007-HE1, 1M Libor + 0.25%	2.756	3/25/2047	5,386,727
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	4.756	2/25/2047	3,040,020
21,704	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	3.006	9/25/2035	20,966
1,132,831	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	6.006	9/25/2042	900,466
3,010,822	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	2.840	10/20/2045	2,581,509
2,626,559	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	2.720	1/19/2038	1,911,709
5,200,712	Home Equity Asset Trust, 1M Libor + 1.25%	3.751	5/25/2035	4,005,874
2,190,458	Home Equity Asset Trust, 1M Libor + 2.17%	4.676	2/25/2034	1,703,232
1,261,282	Home Equity Asset Trust 2003-4, 1M Libor + 4.50%	7.006	10/25/2033	683,183
2,234,259	Home Equity Asset Trust 2005-6, 1M Libor + 0.71%	3.216	12/25/2035	1,984,250
11,812,901	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	3.006	1/25/2036	8,477,232
7,208,874	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	3.126	4/25/2036	5,794,879
6,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	4.456	3/25/2035	5,963,945
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	4.306	8/25/2035	2,823,853
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	3.116	10/25/2035	5,479,509
19,871,481	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	2.976	3/25/2036	9,886,510
8,166,295	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	2.906	3/25/2036	2,611,792
17,942,118	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	2.866	6/25/2036	8,382,102
5,838,791	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	2.796	8/25/2036	1,246,306
973,724	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	1,027,338
5,006,000	HomeBanc Mortgage Trust 2005-3, 1M Libor + 0.51%	3.016	7/25/2035	4,855,532
11,360,961	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	3.181	11/25/2035	9,219,236
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	3.046	12/25/2035	8,980,137
41,014,000	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	2.816	3/25/2036	32,779,837
608,238	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	3.361	3/25/2035	508,825
39,613	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	4.569	10/25/2034	37,073
1,400,804	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	3.541	9/25/2035	687,812
5,458,061	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	3.571	6/25/2035	3,141,866
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	2.936	5/25/2035	5,975,361
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	2.826	5/25/2036	8,134,477
5,852,670	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	4.306	7/25/2036	3,283,104

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
23,806,000	JP Morgan Mortgage Acquisition Trust 2006-CH2, 1M Libor + 0.21%	2.716	10/25/2036	$17,953,002
3,268,715	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	2.806	5/25/2036	813,764
3,020,490	JP Morgan Mortgage Acquisition Trust 2006-HE2	2.826	7/25/2036	1,905,470
9,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	2.846	4/25/2036	6,512,993
3,000,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	3.256	1/25/2037	1,581,291
5,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	3.106	1/25/2037	4,309,433
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	2.876	3/25/2037	8,840,592
10,800,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	2.796	5/25/2037	8,204,593
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	2.786	6/25/2037	3,743,864
4,619,701	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	2.766	3/25/2047	2,111,877
8,000,000	JP Morgan Mortgage Acquisition Trust ADJ%	4.306	7/25/2035	7,626,887
1,680,117	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	8.506	3/25/2033	1,964,223
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.50%	4.006	9/25/2034	1,249,159
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	4.306	9/25/2034	1,110,985
1,310,112	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	4.136	7/25/2034	1,208,635
1,980,000	MASTR Adjustable Rate Mortgages Trust 2004-14	4.656	1/25/2035	1,976,817
1,264,161	MASTR Alternative Loan Trust 2002-2 (A)	7.104	10/25/2032	385,866
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	8.281	5/25/2033	1,683,994
448,229	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	4.456	9/25/2034	376,551
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	4.306	10/25/2034	1,898,782
539,819	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	4.801	12/25/2034	627,071
940,890	Mastr Asset Backed Securities Trust 2005-WF1, 1M Libor + 1.86%	4.366	6/25/2035	921,579
3,729,178	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	2.766	10/25/2036	1,654,770
3,964,878	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	2.806	5/25/2037	1,677,913
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	4.015	7/25/2035	864,430
1,462,000	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	3.756	11/25/2035	846,392
1,355,643	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	4.231	1/25/2035	935,828
5,860,014	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	3.301	11/25/2035	5,614,118
1,504,960	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	5.724	9/25/2032	1,462,516
25,467	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 12M Libor + 1.63%	4.744	12/25/2032	25,505
183,398	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 6M Libor + 1.50%	4.385	2/25/2033	180,180
1,489,706	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	4.681	7/25/2034	1,391,725
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	4.531	6/25/2035	2,307,964
594,933	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	3.511	3/25/2030	444,477
5,176,470	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	4.196	2/25/2036	3,568,803
1,423,459	Metropolitan Asset Funding, Inc.	6.000	2/20/2027	1,195,706
1,453,715	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	7.756	7/25/2034	1,510,447
1,737,609	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	4.156	1/25/2035	598,292
1,932,721	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	3.856	1/25/2035	1,916,887
14,739,000	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	3.391	7/25/2035	11,968,808
1,472,523	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.481	2/25/2035	1,127,652
4,785,536	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	3.571	3/25/2035	2,609,399
7,628,095	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	4.306	6/25/2035	1,263,821
3,020,425	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	3.571	7/25/2035	304,784
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.886	12/25/2035	3,088,320
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	2.876	1/25/2036	7,651,072
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	8.131	2/25/2033	1,601,724
5,489,352	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	3.571	5/25/2035	3,289,087
1,910,750	Morgan Stanley Home Equity Loan Trust 2005-3, 1M Libor + 0.96%	3.466	8/25/2035	688,392
159,297	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	4.353	9/25/2034	158,200
5,875,834	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	2.876	3/25/2037	2,002,251
6,055,644	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	2.976	4/25/2037	918,360
2,044,000	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	1,888,392
12,264,570	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.13%	3.631	3/25/2035	11,603,304
3,993,493	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	2.816	8/25/2036	2,046,391
262,815	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	3.115	11/25/2033	234,753
31,238,215	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	2.996	10/25/2035	25,539,868
9,655,834	New Century Home Equity Loan Trust Series 2005-C, 1M Libor + 0.45%	2.956	12/25/2035	4,674,851
8,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.976	2/25/2036	6,814,142
6,198,375	New Residential Mortgage Loan Trust 2018-4, 1M Libor + 1.20%, 144A	3.706	1/25/2048	6,211,828
20,439,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.980	12/25/2057	17,627,411
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	17,215
17,243	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	17,283
3,600,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	3.586	9/25/2035	2,786,477
23,433,220	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	2.806	7/25/2036	11,974,703

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
1,245,413	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	2.876	3/25/2036	$1,089,004
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	5.506	5/25/2033	2,916,363
147,478	NovaStar Mortgage Funding Trust Series 2003-2, 1M Libor + 1.13%	3.631	9/25/2033	148,245
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	5.056	3/25/2035	9,096,481
23,409,889	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	2.806	9/25/2037	12,370,265
5,879,143	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	2.936	12/25/2035	6,445,584
8,054,102	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	3.436	8/25/2035	6,984,743
3,140,596	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	3.511	8/25/2035	693,501
3,666,052	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	3.106	11/25/2035	1,047,590
2,524,961	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	3.086	12/25/2035	445,137
21,250,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	2.886	1/25/2036	15,593,458
9,313,794	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	2.806	3/25/2037	511,436
528,485	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	3.676	9/25/2035	438,481
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	4.231	10/25/2034	837,700
15,978,572	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	4.606	12/25/2034	11,184,807
1,861,361	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.93%	5.431	10/25/2034	136,616
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.18%	4.681	10/25/2034	4,976,480
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 1.95%	4.456	2/25/2035	5,538,908
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	4.531	12/25/2034	2,701,748
4,959,125	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	3.526	7/25/2035	1,266,365
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	3.481	7/25/2035	2,188,241
23,250,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.64%	3.146	8/25/2035	17,385,436
8,247,663	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 1M Libor + 1.88%	4.381	3/25/2035	3,995,236
2,128,514	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	4.306	6/25/2035	1,499,149
14,822,584	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, 1M Libor + 0.61%	3.116	9/25/2035	6,954,345
4,462,850	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	3.166	9/25/2035	1,260,248
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	3.206	11/25/2035	1,844,866
5,493,812	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	3.006	5/25/2036	1,811,135
1,148,721	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	2.816	6/25/2047	503,661
6,343,758	Quest Trust, 1M Libor + 3.23%, 144A	5.731	6/25/2034	4,876,455
2,000,000	Quest Trust, 1M Libor + 3.53%, 144A	6.031	9/25/2034	1,677,756
6,272,950	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	3.756	2/25/2037	3,696,618
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%, 144A	4.506	1/25/2046	4,319,396
2,000,000	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	3.506	3/25/2037	1,440,124
19,214,464	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	4.756	9/25/2047	13,239,119
149,137	RAMP Series 2002-RS3 Trust, 1M Libor + 0.98%	3.481	6/25/2032	137,182
2,378,417	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.80%	4.306	5/25/2035	1,189,779
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	3.626	8/25/2035	227,536
7,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	3.206	9/25/2035	5,355,896
2,384,916	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	3.451	11/25/2035	1,022,206
2,980,613	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	3.106	9/25/2035	2,151,887
4,136,247	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54%	3.046	2/25/2036	2,058,413
16,996,505	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	2.866	3/25/2036	12,675,829
2,304,909	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	2.916	1/25/2036	755,564
3,626,197	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	2.886	7/25/2036	2,310,907
7,881,496	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	2.886	8/25/2036	6,102,663
14,747,237	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	2.886	10/25/2036	9,563,294
3,353,031	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	4.276	7/25/2034	2,698,521
14,338,088	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	2.946	11/25/2035	9,879,420
1,860,914	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	7.006	3/25/2035	1,407,075
10,457	RASC Series 2005-EMX2 Trust, 1M Libor + 1.80%	5.015	7/25/2035	3
3,265,396	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	3.226	9/25/2035	2,156,098
1,363,703	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	4.381	2/25/2035	1,135,179
2,198,000	RASC Series 2005-KS5 Trust, 1M Libor + 1.88%	4.381	6/25/2035	1,651,541
1,376,266	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	5.056	7/25/2035	1,126,916
2,890,486	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	3.756	10/25/2035	859,433
5,443,302	RASC Series 2005-KS12 Trust, 1M Libor + 0.67%	3.176	1/25/2036	3,513,301
1,383,221	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	2.976	1/25/2036	536,550
7,028,994	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	2.926	2/25/2036	4,621,909
10,807,223	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	2.836	4/25/2036	7,453,336
7,108,091	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	2.786	6/25/2036	4,134,948
7,216,510	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%	3.036	2/25/2036	5,657,762
5,210,005	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	3.006	3/25/2036	3,353,014
8,739,032	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	2.806	6/25/2036	7,517,726
16,074,000	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	2.746	1/25/2037	10,620,711

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
22,211,164	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	2.766	2/25/2037	$15,483,760
552,848	Renaissance Home Equity Loan Trust 2003-2, (B)	4.692	8/25/2033	510,651
6,203,455	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	5,589,420
13,363,530	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	3,106,884
9,693,471	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	4,057,020
1,096,277	RFMSI Series 2005-SA1 Trust, (A)	4.366	3/25/2035	513,569
419,050	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	7.006	10/25/2033	317,538
107,021	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.404	12/25/2033	87,650
1,381,431	Saxon Asset Securities Trust 2004-2, (B)	4.431	8/25/2035	1,198,903
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	3.211	10/25/2035	1,333,817
4,835,038	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	3.126	11/25/2037	2,263,933
9,206,750	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	2.826	9/25/2036	4,265,539
9,935,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	2.806	9/25/2036	8,591,598
7,400,781	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	3.406	9/25/2047	399,369
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	3.306	9/25/2047	16,433,681
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	3.306	9/25/2047	28,877,301
8,635,000	Saxon Asset Securities Trust 2007-4,1M Libor + 3.00%, 144A	5.506	12/25/2037	5,100,790
19,442,000	Seasoned Credit Risk Transfer Trust	4.750	3/25/2058	18,356,942
3,000,000	Seasoned Credit Risk Transfer Trust Series 2017-3, (A)	4.000	8/25/2056	2,701,851
14,275,000	Seasoned Credit Risk Transfer Trust Series 2017-2, (A)	4.750	7/25/2056	13,784,775
15,275,000	Seasoned Credit Risk Transfer Trust Series 2018-1, (A)	4.750	5/25/2057	14,517,484
722,848	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	4.336	1/25/2035	629,035
9,310,860	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	3.176	10/25/2035	539,104
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	3.146	10/25/2035	4,173,691
3,000,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	3.706	10/25/2035	1,516,153
1,500,000	Security National Mortgage Loan Trust 2005-2, 144A, (A)	7.599	2/25/2036	1,104,630
1,586,835	Security National Mortgage Loan Trust ADJ%	2.906	2/25/2035	1,420,612
1,971,715	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	3.220	11/20/2034	1,721,861
22,613,028	Sequoia Mortgage Trust 2004-10, (A)	0.351	11/20/2034	203,352
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	3.096	10/25/2035	3,927,721
1,415,765	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	4.265	4/25/2035	1,300,729
1,300,716	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	3.856	4/25/2035	1,268,402
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	3.556	6/25/2035	1,565,850
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	3.331	6/25/2035	3,017,666
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	3.481	8/25/2035	5,197,923
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	3.186	11/25/2035	586,094
7,100,091	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	3.056	12/25/2035	2,582,477
9,830,336	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	2.916	2/25/2036	3,850,434
1,461,876	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	2.756	10/25/2036	815,820
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1M Libor + 0.35%	2.851	3/25/2036	2,889,220
51,524,553	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	2.806	5/25/2036	35,083,764
55,288,217	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	2.756	7/25/2036	30,209,343
4,382,371	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.39%	2.896	12/25/2036	1,501,243
23,016,998	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1M Libor + 0.15%	2.656	6/25/2037	15,410,355
11,500,000	STACR Trust 2018-DNA2, 1M Libor + 3.70%, 144A	6.206	12/25/2030	10,979,988
2,400,000	STACR Trust 2018-HRP2, 1M Libor + 10.50%, 144A	13.006	2/25/2047	2,416,457
4,000,000	STACR Trust 2018-HRP2, 1M Libor + 4.20%, 144A	6.706	2/25/2047	3,828,700
10,000,000	STACR Trust 2018-HRP2, 1M Libor + 2.40%, 144A	4.906	2/25/2047	9,922,385
3,130,600	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	4.231	12/25/2034	2,614,445
22,885,303	Structured Asset Investment Loan Trust 2005-1, 144A, 1M Libor + 1.14%	3.646	2/25/2035	16,473,322
10,749,434	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	3.481	7/25/2035	7,103,832
9,351,545	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	3.256	10/25/2035	6,900,746
3,468,822	Structured Asset Investment Loan Trust 2005-9, 1M Libor + 0.45%	2.956	11/25/2035	1,881,799
3,149,131	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	3.286	7/25/2035	2,025,776
35,000,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	3.241	9/25/2035	31,552,031
301,101	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	3.853	10/19/2034	295,351
2,650,106	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	3.295	2/19/2033	2,023,102
6,876,000	Structured Asset Securities ADJ%	3.456	2/25/2036	4,204,543
2,209,407	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	3.806	2/25/2035	1,443,079
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	3.256	2/25/2035	1,317,714
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	4.411	2/25/2035	467,543
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 0.70%	3.206	5/25/2035	2,521,924
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	6.256	7/25/2035	1,243,853
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 1M Libor + 3.75%	6.256	11/25/2035	2,101,599
21,059,862	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1M Libor + 0.30%	2.806	4/25/2036	15,280,836

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 97.7% (continued)
3,915,248	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	2.806	8/25/2046	$1,266,160
13,810,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2, 1M Libor + 2.25%, 144A	4.756	8/25/2037	12,331,703
7,988,000	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	2.996	1/25/2037	5,893,364
10,940,266	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	2.866	7/25/2037	8,310,152
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	2.776	7/25/2037	5,117,854
3,551,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	4.006	10/25/2038	3,096,169
2,963,158	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	3.706	4/25/2036	2,442,549
764,175	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	3.506	6/25/2044	497,767
36,387,000	Towd Point Mortgage Trust 2016-4, 144A, (A)	4.028	7/25/2056	34,907,092
20,108,000	Towd Point Mortgage Trust 2016-5, 144A,(A)	3.733	10/25/2056	18,433,122
38,592,000	Towd Point Mortgage Trust 2017-2, 144A, (A)	4.148	4/25/2057	36,453,347
23,598,000	Towd Point Mortgage Trust 2017-3, 144A, (A)	4.063	7/25/2057	21,510,129
26,049,000	Towd Point Mortgage Trust 2017-6, 144A, (A)	3.509	10/25/2057	22,980,191
23,229,000	Towd Point Mortgage Trust 2018-1, 144A, (A)	3.966	1/25/2058	21,799,155
757,000	Truman Capital Mortgage Loan T Adj%	6.006	3/25/2037	789,644
250,179	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	2.329	11/25/2042	245,758
1,819,163	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (A)	4.487	10/25/2033	1,392,510
2,845,538	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	2.866	4/25/2036	879,214
6,946,862	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	2.956	5/25/2036	4,684,293
10,161,023	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	2.856	7/25/2036	6,986,858
11,414,120	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	2.776	1/25/2037	8,387,394
19,817	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, (A)	4.423	6/25/2034	19,745
2,857,056	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, (A)	4.503	6/25/2035	2,516,570
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,296,253,809)			2,398,828,019

	PRIVATE PLACEMENT - 0.1%
1,900,000	AMUR Finance Company, Inc. ** + (Cost $1,900,000)	18.000	7/27/2021	1,898,638

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
841,989	American Homes 4 Rent			16,713,482
828,568	Invitation Homes, Inc.			16,637,645
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,175,243)			33,351,127

	TOTAL INVESTMENTS - 99.5% (Cost - $2,342,845,649)			$2,442,918,409
	OTHER ASSETS LESS LIABILITIES - 0.5%			11,409,167
	TOTAL NET ASSETS - 100.0%			$2,454,327,576

**	Illiquid security. Total illiquid securities represents 0.07% of net assets as of December 31, 2018.

+	Fair Valued by the Board of Trustees in good faith.

(A)	Variable rate security.

(B)	STEP Coupon Bond

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2018 144A securities amounted to $523,408,059 or 21.3% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$4,621,876	$4,218,749	$8,840,625
Non-Agency Residential Mortgage Backed Securities	—	2,398,828,019	—	2,398,828,019
Private Placement	—	—	1,898,638	1,898,638
Real Estate Investment Trusts	33,351,127	—	—	33,351,127
Total	$33,351,127	$2,403,449,895	$6,117,387	$2,442,918,409

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to Portfolio of Investments for security classifications.

	Private Placement	Asset Backed Securities
Beginning Balance	$1,898,366	$4,754,438
Total realized gain (loss)	—	—
Appreciation (Depreciation)	272	(375,554)
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	(160,135)
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$1,898,638	$4,218,749

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$2,342,845,649	$195,252,749	$(95,179,989)	$100,072,760

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUND - 1.3%
	SPECIALTY - 1.3%
2,600	ProShares Short VIX Short-Term Futures ETF (Cost $132,200)	$109,980

	Contracts	Notional Amount	Exercise Price	Expiration	Value
PURCHASED CALL OPTIONS - 0.0%
S&P500 E-MINI	102	$14,790,000	$2,900.00	2/1/2019	1,275
S&P500 E-MINI 3rd week	102	14,535,000	2,850.00	1/22/2019	1,020
TOTAL PURCHASED CALL OPTIONS (Cost $51,765)					2,295

PURCHASED PUT OPTIONS - 0.8%
Emini SP W Week O	102	10,965,000	2,150.00	1/3/2019	255
S&P500 E-MINI	102	10,455,000	2,050.00	1/2/2019	255
S&P500 E-MINI	102	11,475,000	2,250.00	2/1/2019	59,925
TOTAL PURCHASED PUT OPTIONS (Cost $134,640)					60,435

TOTAL PURCHASED OPTIONS (Cost $186,405)					62,730

Shares
	SHORT-TERM INVESTMENTS - 91.8%
	MONEY MARKET FUND - 3.9%
325,498	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 2.06% *			325,498

Principal ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 87.9%
3,000,000	United States Treasury Bill #	0.000	1/3/2019	2,999,813
500,000	United States Treasury Bill #	0.000	3/28/2019	497,206
500,000	United States Treasury Bill	0.000	6/20/2019	494,279
1,400,000	United States Treasury Bill #	0.000	7/18/2019	1,381,087
700,000	United States Treasury Bill	0.000	8/15/2019	689,013
900,000	United States Treasury Bill #	0.000	9/12/2019	884,132
400,000	United States Treasury Bill	0.000	10/10/2019	392,151
				7,337,681

	TOTAL SHORT- TERM INVESTMENTS (Cost $7,664,781)			7,663,179

	TOTAL INVESTMENTS - 93.9% (Cost $7,983,386)			$7,835,889
	OPTIONS WRITTEN - (0.9) % (Proceeds - $236,322)			(72,328)
	OTHER ASSETS LESS LIABILITIES - 7.0%			584,763
	NET ASSETS - 100%			$8,348,324

AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Value
	SECURITY SOLD SHORT - (2.4)%
	EXCHANGE TRADED FUND - (2.4)%
	SPECIALTY - (2.4)%
2,500	ProShares Short VIX Short-Term Futures ETF (Proceeds $135,975)	$204,325

	Contracts	Notional Amount	Exercise Price	Expiration	Value
WRITTEN CALL OPTIONS - (0.0)%
S&P500 E-MINI	204	$29,580,000	$2,900.00	1/22/2019	1,020
S&P E-MINI 3rd week	204	30,090,000	2,950.00	2/1/2019	1,530
TOTAL WRITTEN CALL OPTIONS (Proceeds $42,670)					2,550

WRITTEN PUT OPTIONS - (0.9)%
E-MINI SP M Week	68	6,970,000	2,050.00	1/3/2019	170
E-MINI SP W Week	136	14,280,000	2,100.00	1/3/2019	340
E-MINI SP W Week	34	3,612,500	2,125.00	1/3/2019	85
E-MINI SP W Week	238	26,180,000	2,200.00	1/8/2019	7,735
E-MINI SP W Week	136	15,130,000	2,225.00	1/8/2019	5,440
S&P E-MINI 1st week	135	14,343,750	2,125.00	1/7/2019	1,013
S&P E-MINI 1st week	136	14,620,000	2,150.00	1/7/2019	1,360
S&P E-MINI 1st week	136	14,790,000	2,175.00	1/7/2019	1,700
S&P E-MINI 1st week	34	3,740,000	2,200.00	1/7/2019	510
S&P500 EMINI	136	13,260,000	1,950.00	1/2/2019	340
S&P500 EMINI	34	3,527,500	2,075.00	1/2/2019	85
S&P500 EMINI	204	21,675,000	2,125.00	2/1/2019	51,000
TOTAL WRITTEN PUT OPTIONS (Proceeds $193,652)					69,778

TOTAL WRITTEN OPTIONS (Proceeds $236,322)					72,328

^	Zero Coupon Bonds.

#	All or a portion of this investment is segregated as collateral for option contracts.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of December 31, 2018, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$109,980	$—	$—	$109,980
Purchased Call Options	2,295	—	—	2,295
Purchased Put Options	60,435	—	—	60,435
U.S. Government Treasury Obligations	—	7,337,681	—	7,337,681
Short-Term Investment	325,498	—	—	325,498
Total	$498,208	$7,337,681	$—	$7,835,889
Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$204,325	$—	$—	$204,325
Written Call Options	2,550	—	—	2,550
Written Put Options	69,778	—	—	69,778
Total	$276,653	$—	$—	$276,653

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$7,891,044	$154	$(1,756)	$(1,602)

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCKS - 95.9%
	ELECTRICAL EQUIPMENT - 20.3%
13,627	Allied Motion Technologies, Inc.	$608,991
14,774	Cognex Corp.	571,311
1,600	Keyence Corp.	811,995
10,138	Novanta, Inc. *	638,694
10,699	RENISHAW PLC	577,753
4,538	Rockwell Automation, Inc.	682,878
		3,891,622
	HARDWARE - 3.6%
6,000	Nidec Corp.	682,222

	HOME FURNISHINGS - 3.2%
7,280	iRobot Corp. *	609,627

	MACHINERY - DIVERSIFIED - 32.3%
40,509	ATS Automation Tooling Systems, Inc. *	426,801
14,141	Cargotec Oyj	431,937
16,400	Daifuku Co Ltd.	750,381
5,000	FANUC Corp	759,696
844,489	Fastbrick Robotics Ltd. *	59,452
26,000	Harmonic Drive Systems, Inc.	713,303
15,744	Isra Vision AG	437,346
6,219	Kardex AG	715,393
8,436	Kuka AG	489,896
20,000	Omron Corp.	729,162
25,000	Scott Technology Ltd.	46,100
15,000	Yaskawa Electric Corp.	368,865
33,500	Yushin Precision Equipment Co Ltd.	258,315
		6,186,647
	MEDICAL EQUIPMENT & DEVICES - 18.2%
116,350	Accuray, Inc. *	396,753
570,926	Corindus Vascular Robotics, Inc. *	479,578
12,278	Globus Medical, Inc. *	531,392
1,794	Intuitive Surgical, Inc. *	859,182
150,000	Restoration Robotics, Inc. *	65,340
2,827	Tecan Group AG	547,161
270,079	TransEnterix, Inc. *	610,378
		3,489,784
	SEMICONDUCTORS - 4.7%
26,820	Brooks Automation, Inc.	702,148
6,253	Teradyne, Inc.	196,219
		898,367

AlphaCentric Global Innovations Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Value
	SOFTWARE - 13.6%
14,259	AVEVA Group PLC	$439,478
16,000	Blue Prism Group PLC *	225,376
35,876	Nuance Communications, Inc. *	474,639
11,654	Omnicell, Inc. *	713,691
8,898	PTC, Inc. *	737,644
		2,590,828

	TOTAL COMMON STOCKS - (Cost $22,702,150)	18,349,097

	TOTAL INVESTMENTS - 95.9% (Cost $22,702,150)	$18,349,097
	OTHER ASSETS LESS LIABILITIES - 4.1%	785,869
	NET ASSETS - 100%	$19,134,966

*	Non-income producing security

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,349,097	$—	$—	$18,349,097
Total	$18,349,097	$—	$—	$18,349,097

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers The Fund did not hold any Level 3 securities during the period.

*	Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$22,789,068	$587,473	$(5,027,444)	$(4,439,971)

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE & DEFENSE - 0.5%
896	Woodward, Inc.	$66,564

	AUTOMOTIVE - 0.6%
2,715	Tenneco, Inc.	74,364

	BANKING - 22.4%
16,506	Ameris Bancorp	522,745
8,468	Bank of NT Butterfield & Son Ltd.	265,472
47,268	Home BancShares, Inc.	772,359
58,421	Investors Bancorp, Inc.	607,578
17,635	Pinnacle Financial Partners, Inc.	812,974
		2,981,128
	BIOTECH & PHARMA - 36.3%
23,724	Aerie Pharmaceuticals, Inc. *	856,436
41,004	Aimmune Therapeutics, Inc. *	980,816
5,516	Amicus Therapeutics, Inc. *	52,843
656	AnaptysBio, Inc. *	41,846
37,845	Array BioPharma, Inc. *	539,291
1,247	Blueprint Medicines Corp. *	67,226
1,342	FibroGen, Inc. *	62,108
7,523	Horizon Pharma Plc *	146,999
44,680	Immunomedics, Inc. *	637,584
4,775	Loxo Oncology, Inc. *	668,834
5,167	Madrigal Pharmaceuticals, Inc. *	582,424
812	Sage Therapeutics, Inc. *	77,782
7,669	Spectrum Pharmaceuticals, Inc. *	67,104
1,481	Supernus Pharmaceuticals, Inc. *	49,199
		4,830,492
	CHEMICALS - 0.5%
2,072	PolyOne Corp.	59,259

	COMMERCIAL SERVICES - 2.6%
6,349	ABM Industries, Inc.	203,867
1,217	Brink’s Co.	78,679
1,645	Healthcare Services Group, Inc.	66,096
		348,642
	CONSTRUCTION MATERIALS - 3.9%
41,259	Summit Materials, Inc. *	511,612

	ENGINEERING & CONSTRUCTION SERVICES - 6.7%
18,814	Granite Construction, Inc.	757,828
2,945	TopBuild Corp. *	132,525
		890,353

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Value
	HARDWARE - 0.5%
1,668	Lumentum Holdings, Inc. *	$70,073

	HEALTHCARE FACILITIES & SERVICES - 2.1%
962	PRA Health Sciences, Inc. *	88,466
4,975	Syneos Health, Inc. *	195,766
		284,232
	PASSENGER TRANSPORTATION - 0.6%
801	Allegiant Travel Co.	80,276

	REAL ESTATE - 4.6%
9,520	PotlatchDeltic Corp.	301,213
5,312	QTS Realty Trust, Inc.	196,810
1,648	Ryman Hospitality Properties, Inc.	109,905
		607,928
	RETAIL - CONSUMER STAPLES - 0.9%
1,925	PriceSmart, Inc.	113,766

	RETAIL - DISCRETIONARY - 3.1%
4,558	Children’s Place, Inc.	410,630

	SOFTWARE - 8.9%
5,861	Carbon Black, Inc. *	78,655
1,493	HubSpot, Inc. *	187,715
1,383	j2 Global, Inc.	95,952
2,685	New Relic, Inc. *	217,404
7,280	Proofpoint, Inc. *	610,137
		1,189,863
	TECHNOLOGY SERVICES - 1.4%
1,713	Maximus, Inc.	111,499
1,146	Medidata Solutions, Inc. *	77,263
		188,762
	TELECOM - 1.6%
11,671	8x8, Inc.	210,545

	TRANSPORTATION & LOGISTICS - 0.7%
3,772	Knight-Swift Transportation Holdings, Inc.	94,564

AlphaCentric Small Cap Opportunities Fund (SMZAX, SMZCX, SMZIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Value
	WASTE & ENVIRONMENTAL SVCS & EQUIPMENT - 0.9%
5,236	Advanced Disposal Services, Inc. *	$125,350

	TOTAL COMMON STOCKS - (Cost $15,674,906)	13,138,403

	TOTAL INVESTMENTS - 98.8% (Cost $15,674,906)	$13,138,403
	OTHER ASSETS LESS LIABILITIES - 1.2%	153,813
	NET ASSETS - 100%	$13,292,216

*	Non-income producing security

ADR - American depositary receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,138,403	$—	$—	$13,138,403
Total	$13,138,403	$—	$—	$13,138,403

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to record transfers The Fund did not hold any Level 3 securities during the period.

*	Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross		Net Unrealized
	Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$15,674,906	$59,524	$(2,596,027)	$(2,536,503)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/28/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/28/2019